Investment Securities (Summary of Cost Basis and Fair Values of Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	$ 147,058	$ 145,265
Investment securities available for sale, Gross Unrealized Gains	3,950	6,393
Investment securities available for sale, Gross Unrealized Losses	(1,352)	(120)
Available for Sale, Fair Value, Total	149,656	151,538
Investment securities held to maturity, Cost Basis	18,628	13,723
Investment securities held to maturity, Gross Unrealized Gains	325	598
Investment securities held to maturity, Gross Unrealized Losses	(474)	(55)
Held to Maturity, Fair Value, Total	18,479	14,266
U.S. Agency [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	8,049	5,848
Investment securities available for sale, Gross Unrealized Gains	39	70
Investment securities available for sale, Gross Unrealized Losses	(164)	(7)
Available for Sale, Fair Value, Total	7,924	5,911
U.S. Agency mortgage-backed securities [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	127,018	131,425
Investment securities available for sale, Gross Unrealized Gains	3,881	6,320
Investment securities available for sale, Gross Unrealized Losses	(928)	(10)
Available for Sale, Fair Value, Total	129,971	137,735
Investment securities held to maturity, Cost Basis	13,621	9,318
Investment securities held to maturity, Gross Unrealized Gains	325	578
Investment securities held to maturity, Gross Unrealized Losses	(330)
Held to Maturity, Fair Value, Total	13,616	9,896
Corporate bonds [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities available for sale, Cost Basis	11,991	7,992
Investment securities available for sale, Gross Unrealized Gains	30	3
Investment securities available for sale, Gross Unrealized Losses	(260)	(103)
Available for Sale, Fair Value, Total	11,761	7,892
Corporate bonds and other securities [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities held to maturity, Cost Basis	5,007	3,995
Investment securities held to maturity, Gross Unrealized Gains		14
Investment securities held to maturity, Gross Unrealized Losses	(83)	(55)
Held to Maturity, Fair Value, Total	4,863	3,954
Taxable Municipal [Member]
Available-For-Sale-Securities-And-Held-To-Maturity-Securities
Investment securities held to maturity, Cost Basis	1,012	410
Investment securities held to maturity, Gross Unrealized Gains		6
Investment securities held to maturity, Gross Unrealized Losses	(61)
Held to Maturity, Fair Value, Total	$ 951	$ 416